Quarterly Report
August 31, 2023
MFS®  Charter Income Trust
MCR-Q3

Portfolio of Investments
8/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 128.7%
Aerospace & Defense – 2.4%
Boeing Co., 5.805%, 5/01/2050		$69,000	$67,129
Bombardier, Inc., 7.5%, 3/15/2025 (n)		130,000	130,077
Bombardier, Inc., 7.125%, 6/15/2026 (n)		412,000	405,154
Bombardier, Inc., 7.5%, 2/01/2029 (n)		289,000	283,187
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		725,000	665,551
HEICO Corp., 5.35%, 8/01/2033		84,000	83,249
Moog, Inc., 4.25%, 12/15/2027 (n)		689,000	626,993
Spirit AeroSystems, Inc., 4.6%, 6/15/2028		757,000	613,213
Thales S.A., 3.625%, 6/14/2029	EUR	100,000	107,263
TransDigm, Inc., 6.25%, 3/15/2026 (n)		$252,000	249,598
TransDigm, Inc., 6.375%, 6/15/2026		535,000	534,940
TransDigm, Inc., 5.5%, 11/15/2027		1,235,000	1,172,041
TransDigm, Inc., 6.75%, 8/15/2028 (n)		474,000	475,662
TransDigm, Inc., 4.625%, 1/15/2029		566,000	507,481
TransDigm, Inc., 6.875%, 12/15/2030 (n)		1,138,000	1,145,511
			$7,067,049
Airlines – 0.4%
Air Canada, 3.875%, 8/15/2026 (n)		$680,000	$627,927
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)		410,042	392,156
			$1,020,083
Apparel Manufacturers – 0.1%
LVMH Moet Hennessy Louis Vuitton SE, 3.25%, 9/07/2029	EUR	100,000	$107,907
Tapestry, Inc., 3.05%, 3/15/2032		$57,000	43,848
			$151,755
Asset-Backed & Securitized – 3.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.134%, 11/15/2054 (i)		$3,768,192	$191,737
ACREC 2021-FL1 Ltd., “C”, FLR, 7.576% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		229,500	218,572
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.424% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)		200,000	193,438
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 7.025% ((SOFR - 1mo. + 0.11448%) + 1.6%), 5/15/2036 (n)		100,000	96,534
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 7.374% ((SOFR - 1mo. + 0.11448%) + 1.95%), 5/15/2036 (n)		275,500	260,589
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.488% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		327,000	311,584
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 8.189% (SOFR - 30 day + 3%), 1/15/2037 (n)		208,000	198,515
AREIT 2022-CRE6 Trust, “C”, FLR, 7.38% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		100,000	96,255
AREIT 2022-CRE6 Trust, “D”, FLR, 8.08% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		100,000	91,422
Bank, 2023-BNK46, “AS”, 6.385%, 8/15/2056		206,086	210,302
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.034% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)		104,938	142,868
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.731%, 4/15/2053 (i)		1,972,288	129,974
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.413%, 7/15/2054 (i)		987,191	63,276
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.739%, 2/15/2054 (i)		2,265,636	190,640
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.348%, 12/15/2055		118,289	121,079
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.912%, 7/15/2053 (i)		3,376,514	235,536
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.375%, 2/15/2054 (i)		3,609,656	227,064
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.266%, 3/15/2054 (i)		1,992,588	113,502
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.997%, 6/15/2054 (i)		5,523,689	252,413
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.379%, 7/15/2054 (i)		6,938,017	466,453
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.389%, 8/15/2054 (i)		2,330,830	158,484
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.809%, 7/15/2055 (i)		8,926,377	414,269
Benchmark 2022-B37 Mortgage Trust, “AS”, 5.943%, 11/15/2055		46,000	45,078
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.474% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)		100,000	97,275
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.725% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		100,000	96,286
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		106,412	100,415
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)		64,650	58,509
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)		60,011	53,403

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BXMT 2021-FL4 Ltd., “B”, FLR, 6.978% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)		$549,000	$500,943
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		143,843	134,878
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)		437,500	409,545
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		89,945	81,327
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)		89,945	80,966
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		124,820	124,167
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026		68,632	68,332
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.884%, 4/15/2054 (i)		1,574,560	62,900
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.084%, 6/15/2063 (i)		997,284	51,652
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.148%, 6/15/2064 (i)		1,298,655	72,570
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.916%, 4/15/2065		257,000	217,073
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)		4,413,047	44
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)		97,063	96,736
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.521% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		114,000	110,789
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 6.977% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/16/2038 (n)		297,500	280,637
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)		64,000	63,459
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.425% (LIBOR - 1mo. + 2%), 7/15/2036 (n)		100,000	95,461
MF1 2021-FL5 Ltd., “B”, FLR, 6.878% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)		423,500	414,246
MF1 2021-FL5 Ltd., “C”, FLR, 7.128% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		213,000	205,781
MF1 2021-FL5 Ltd., “D”, FLR, 7.928% ((SOFR - 1mo. + 0.11448%) + 2.5%), 7/15/2036 (n)		755,000	735,430
MF1 2022-FL8 Ltd., “C”, FLR, 7.513% (SOFR - 30 day + 2.2%), 2/19/2037 (n)		110,841	105,901
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.416%, 5/15/2054 (i)		1,030,029	65,440
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.327%, 6/15/2054 (i)		3,083,876	177,772
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 6.496% (SOFR - 30 day + 1.25%), 5/25/2027 (n)		103,000	103,188
PFP III 2021-7 Ltd., “B”, FLR, 6.827% ((SOFR - 1mo. + 0.11448%) + 1.4%), 4/14/2038 (n)		99,995	96,962
PFP III 2021-7 Ltd., “C”, FLR, 7.077% ((SOFR - 1mo. + 0.11448%) + 1.65%), 4/14/2038 (n)		99,995	96,431
RAC Bond Co. PLC, 4.87%, 5/05/2026	GBP	100,000	116,884
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 7.574% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)		$157,500	148,635
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 7.226% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		190,000	175,396
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 7.526% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)		100,000	89,127
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.828% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		150,000	145,142
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 7.278% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)		310,000	297,581
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.654%, 8/15/2054 (i)		1,962,247	153,054
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.039% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)		54,504	54,474
			$10,468,395
Automotive – 2.2%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)		$621,000	$627,252
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)		455,000	453,799
Dana, Inc., 5.375%, 11/15/2027		544,000	514,638
Dana, Inc., 4.25%, 9/01/2030		353,000	290,261
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		585,000	504,325
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		1,785,000	1,700,080
Ford Motor Credit Co. LLC, 5.113%, 5/03/2029		885,000	814,033
Hyundai Capital America, 6.375%, 4/08/2030 (n)		43,000	44,062
LKQ Corp., 6.25%, 6/15/2033 (n)		44,000	43,684
RAC Bond Co. PLC, 5.25%, 11/04/2027 (n)	GBP	150,000	150,914
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		$480,000	390,878
TI Automotive Finance PLC, 3.75%, 4/15/2029 (n)	EUR	180,000	163,201
Volkswagen International Finance N.V., 7.5%, 9/06/2172		100,000	109,395
Wabash National Corp., 4.5%, 10/15/2028 (n)		$579,000	491,251
			$6,297,773
Broadcasting – 1.0%
Discovery Communications LLC, 4.125%, 5/15/2029		$78,000	$71,603
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		985,000	687,675
Gray Television, Inc., 5.875%, 7/15/2026 (n)		116,000	106,124
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		741,000	618,837
Prosus N.V., 3.061%, 7/13/2031 (n)		329,000	249,881

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		$740,000	$644,991
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	200,000	167,732
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		$181,000	159,722
WMG Acquisition Corp., 2.25%, 8/15/2031 (n)	EUR	242,000	209,926
			$2,916,491
Brokerage & Asset Managers – 1.1%
AG Issuer LLC, 6.25%, 3/01/2028 (n)		$118,000	$113,027
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		757,000	780,169
Ameriprise Financial, Inc., 4.5%, 5/13/2032		36,000	34,057
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		716,000	643,218
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.21%) to 5/19/2029		68,000	67,862
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		47,000	47,804
LPL Holdings, Inc., 4%, 3/15/2029 (n)		123,000	109,339
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		456,000	400,597
NFP Corp., 4.875%, 8/15/2028 (n)		632,000	563,481
NFP Corp., 6.875%, 8/15/2028 (n)		647,000	569,731
			$3,329,285
Building – 2.4%
CRH SMW Finance DAC, 4%, 7/11/2031	EUR	100,000	$107,705
CRH SMW Finance DAC, 4.25%, 7/11/2035		100,000	107,455
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		$704,000	595,760
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		848,000	746,986
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	100,000	88,556
Interface, Inc., 5.5%, 12/01/2028 (n)		$1,001,000	854,905
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		586,000	496,705
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		165,000	152,242
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		556,000	549,635
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		805,000	784,875
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		425,000	369,531
Standard Industries, Inc., 2.25%, 11/21/2026	EUR	225,000	215,083
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		$569,000	524,049
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		700,000	600,050
Vulcan Materials Co., 3.5%, 6/01/2030		159,000	142,379
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		694,000	636,766
			$6,972,682
Business Services – 1.4%
Corning, Inc., 4.125%, 5/15/2031	EUR	100,000	$107,084
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$514,000	492,215
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	100,000	98,314
Fiserv, Inc., 4.4%, 7/01/2049		$95,000	77,650
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		495,000	466,007
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		533,000	499,723
Mastercard, Inc., 3.3%, 3/26/2027		123,000	117,083
Mastercard, Inc., 3.85%, 3/26/2050		77,000	63,956
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	681,443
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		832,000	827,712
Visa, Inc., 3.65%, 9/15/2047		118,000	96,202
ZI Technologies LLC/ZI Finance Corp. Co., 3.875%, 2/01/2029 (n)		481,000	408,906
			$3,936,295
Cable TV – 5.8%
Cable One, Inc., 4%, 11/15/2030 (n)		$1,023,000	$797,907
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		528,000	496,367
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		2,369,000	2,036,849
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,476,000	1,241,607
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)		850,000	697,241

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		$581,000	$444,928
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025		68,000	66,780
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		91,000	67,421
Cox Communications, Inc., 5.45%, 9/15/2028 (n)		134,000	133,370
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		800,000	655,814
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		450,000	286,036
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		825,000	456,208
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		250,000	178,268
DISH DBS Corp., 7.75%, 7/01/2026		441,000	329,824
DISH DBS Corp., 5.25%, 12/01/2026 (n)		650,000	547,915
DISH DBS Corp., 5.125%, 6/01/2029		450,000	243,315
DISH Network Corp., 11.75%, 11/15/2027 (n)		255,000	258,733
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		893,000	840,536
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		210,000	177,030
SES S.A., 3.5%, 1/14/2029	EUR	100,000	102,652
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		$592,000	512,625
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		1,451,000	1,306,271
Sirius XM Radio, Inc., 3.875%, 9/01/2031 (n)		389,000	302,763
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		600,000	547,800
Videotron Ltd., 5.125%, 4/15/2027 (n)		444,000	425,130
Videotron Ltd., 3.625%, 6/15/2029 (n)		407,000	349,515
Virgin Media Finance PLC, 3.75%, 7/15/2030	EUR	255,000	223,091
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		$1,000,000	808,760
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		891,000	789,535
Ziggo Bond Finance B.V., 3.375%, 2/28/2030	EUR	270,000	219,207
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		$1,515,000	1,175,829
			$16,719,327
Chemicals – 2.3%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$540,000	$508,147
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		547,000	463,927
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		914,000	803,516
Ingevity Corp., 3.875%, 11/01/2028 (n)		1,138,000	966,947
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		678,000	564,997
LYB International Finance III, LLC, 4.2%, 5/01/2050		139,000	103,125
Nutrien Ltd., 4.9%, 3/27/2028		93,000	90,881
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)		905,000	739,421
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		550,000	440,196
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		465,000	410,332
SCIL IV LLC/SCIL USA Holdings LLC, 4.375%, 11/01/2026	EUR	100,000	100,304
SCIL IV LLC/SCIL USA Holdings LLC, 9.5%, 7/15/2028 (n)		516,000	568,617
Tronox, Inc., 4.625%, 3/15/2029 (n)		$175,000	144,206
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)		870,000	873,795
			$6,778,411
Computer Software – 1.0%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$493,000	$461,114
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8%, 6/15/2029 (n)		349,000	351,268
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)		200,000	176,230
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)		420,000	366,264
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		646,000	579,772
Microsoft Corp., 3.3%, 2/06/2027		115,000	110,525
Microsoft Corp., 2.525%, 6/01/2050		101,000	66,766
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		694,000	648,069
			$2,760,008

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 1.1%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$1,073,000	$1,040,810
Sabre GLBL, Inc., 7.375%, 9/01/2025 (n)		299,000	293,857
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		292,000	278,374
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,210,000	1,164,867
Virtusa Corp., 7.125%, 12/15/2028 (n)		482,000	394,638
			$3,172,546
Conglomerates – 2.6%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$500,000	$454,983
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		1,151,000	1,024,217
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		693,000	746,160
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		995,000	979,498
Gates Global LLC, 6.25%, 1/15/2026 (n)		854,000	845,491
Griffon Corp., 5.75%, 3/01/2028		751,000	699,935
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		611,000	514,461
nVent Finance S.à r.l., 5.65%, 5/15/2033		69,000	66,781
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)		144,000	142,475
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		482,000	479,876
Siemens Financieringsmaatschappij N.V., 3.625%, 2/24/2043	EUR	100,000	102,684
TriMas Corp., 4.125%, 4/15/2029 (n)		$1,549,000	1,351,502
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		186,000	179,405
			$7,587,468
Construction – 0.7%
Dream Finders Homes, Inc., 8.25%, 8/15/2028 (n)		$451,000	$458,013
Empire Communities Corp., 7%, 12/15/2025 (n)		374,000	360,946
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		280,000	264,084
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		516,000	456,057
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		510,000	450,075
			$1,989,175
Consumer Products – 1.6%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	340,000	$298,741
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$755,000	646,650
HFC Prestige Products, Inc. / HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)		695,000	695,128
Kenvue, Inc., 5.05%, 3/22/2053 (n)		118,000	115,550
Mattel, Inc., 3.375%, 4/01/2026 (n)		615,000	572,507
Mattel, Inc., 5.875%, 12/15/2027 (n)		187,000	183,410
Newell Brands, Inc., 6.375%, 9/15/2027		543,000	531,942
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		630,000	595,387
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		369,000	305,347
Spectrum Brands, Inc., 3.875%, 3/15/2031 (n)		407,000	341,001
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		377,000	244,937
			$4,530,600
Consumer Services – 3.0%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)		$129,000	$122,698
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		844,000	775,167
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		400,000	305,912
ANGI Group LLC, 3.875%, 8/15/2028 (n)		703,000	564,166
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		586,000	502,612
Booking Holdings, Inc., 4.125%, 5/12/2033	EUR	100,000	108,552
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		$529,000	503,600
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		1,185,000	1,018,559
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		569,000	550,335
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		587,000	550,807
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		910,000	839,584
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)		226,000	193,822
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		55,000	44,836

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		$559,000	$400,350
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		430,000	298,489
Securitas Treasury Ireland DAC, 4.375%, 3/06/2029	EUR	100,000	108,925
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)		$850,945	277,981
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		1,307,000	1,125,301
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		571,000	529,542
			$8,821,238
Containers – 2.2%
ARD Finance S.A., 6.5% (6.5% Cash or 7.25% PIK), 6/30/2027 (n)(p)		$238,000	$191,286
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		565,000	480,485
Ardagh Metal Packaging Finance USA LLC, 3%, 9/01/2029 (n)	EUR	220,000	178,322
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)		$1,046,000	850,189
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		840,000	719,695
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 2.375%, 11/01/2027	EUR	100,000	92,712
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		$1,376,000	1,111,835
Crown Americas LLC, 5.25%, 4/01/2030		336,000	316,623
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		849,000	797,577
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		490,000	472,491
DS Smith PLC, 4.5%, 7/27/2030	EUR	100,000	107,887
LABL, Inc., 5.875%, 11/01/2028 (n)		$583,000	529,801
Mauser Packaging Solutions, 7.875%, 8/15/2026 (n)		291,000	286,561
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		401,000	382,174
			$6,517,638
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032		$131,000	$105,143
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029	EUR	140,000	122,186
			$227,329
Electronics – 1.2%
Broadcom, Inc., 3.419%, 4/15/2033 (n)		$101,000	$83,691
Entegris, Inc., 4.375%, 4/15/2028 (n)		430,000	392,034
Entegris, Inc., 3.625%, 5/01/2029 (n)		480,000	412,550
Intel Corp., 5.7%, 2/10/2053		48,000	47,534
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		255,000	252,718
Sensata Technologies B.V., 5%, 10/01/2025 (n)		909,000	885,916
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		385,000	364,253
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		177,000	156,708
SK Hynix, Inc., 6.375%, 1/17/2028 (n)		200,000	202,684
Synaptics, Inc., 4%, 6/15/2029 (n)		639,000	543,584
			$3,341,672
Emerging Market Quasi-Sovereign – 3.8%
Abu Dhabi National Energy Co. PJSC, 4.696%, 4/24/2033 (n)		$200,000	$195,554
China Construction Bank Corp., Hong Kong Branch, 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		510,000	505,296
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031 (n)		202,000	160,202
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		404,000	339,653
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		600,000	563,755
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		400,000	380,185
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		522,000	499,815
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		624,000	583,440
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		299,000	245,185
Indian Railway Finance Corp., 2.8%, 2/10/2031		800,000	656,013
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		700,000	645,680
Korea Development Bank, 4.25%, 9/08/2032		531,000	502,359
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		200,000	198,554
MDGH - GMTN RSC Ltd. (United Arab Emirates), 5.084%, 5/22/2053 (n)		200,000	188,836
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.625%, 11/08/2026 (a)(d)(n)		1,116,000	435,240

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		$650,000	$457,795
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		200,000	192,061
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	791,868
Petroleos Mexicanos, 5.95%, 1/28/2031		100,000	72,368
Petroleos Mexicanos, 10%, 2/07/2033 (n)		60,000	54,656
Petroleos Mexicanos, 6.75%, 9/21/2047		980,000	606,555
Petroleos Mexicanos, 7.69%, 1/23/2050		100,000	66,908
PT Freeport Indonesia, 5.315%, 4/14/2032 (n)		200,000	186,212
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		554,000	508,295
REC Ltd. (Republic of India), 5.625%, 4/11/2028 (n)		200,000	197,319
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,065,000	1,074,265
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031	EUR	180,000	133,212
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		$500,000	513,770
			$10,955,051
Emerging Market Sovereign – 14.9%
Arab Republic of Egypt, 8.5%, 1/31/2047		$965,000	$509,520
Czech Republic, 2.5%, 8/25/2028	CZK	17,090,000	702,594
Czech Republic, 2%, 10/13/2033		5,100,000	186,116
Dominican Republic, 5.5%, 2/22/2029 (n)		$761,000	710,518
Dominican Republic, 7.05%, 2/03/2031 (n)		150,000	149,048
Dominican Republic, 5.3%, 1/21/2041 (n)		181,000	141,038
Dominican Republic, 5.875%, 1/30/2060 (n)		2,249,000	1,723,034
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		519,000	451,546
Federative Republic of Brazil, 10%, 1/01/2029	BRL	4,300,000	839,581
Hellenic Republic (Republic of Greece), 3.875%, 6/15/2028 (n)	EUR	975,000	1,078,010
Hellenic Republic (Republic of Greece), 1.75%, 6/18/2032 (n)		3,429,000	3,189,876
Hellenic Republic (Republic of Greece), 4.25%, 6/15/2033 (n)		1,081,000	1,216,562
Hellenic Republic (Republic of Greece), 4.375%, 7/18/2038		380,000	426,314
Kingdom of Morocco, 1.375%, 3/30/2026		428,000	424,653
Kingdom of Morocco, 5.95%, 3/08/2028 (n)		$200,000	200,000
Kingdom of Morocco, 3%, 12/15/2032 (n)		459,000	357,983
Kingdom of Saudi Arabia, 5%, 1/18/2053		650,000	576,260
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	41,675,000	1,043,275
Oriental Republic of Uruguay, 9.75%, 7/20/2033		8,914,000	243,826
People's Republic of China, 3.13%, 11/21/2029	CNY	3,100,000	441,405
People's Republic of China, 2.88%, 2/25/2033		14,820,000	2,079,120
Republic of Angola, 9.375%, 5/08/2048		$670,000	510,781
Republic of Angola, 9.125%, 11/26/2049		200,000	147,972
Republic of Argentina, 3.625%, 7/09/2035		627,494	184,917
Republic of Benin, 6.875%, 1/19/2052 (n)	EUR	214,000	160,115
Republic of Benin, 6.875%, 1/19/2052		400,000	299,281
Republic of Cote d'Ivoire, 5.25%, 3/22/2030		929,000	850,113
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		200,000	162,501
Republic of Ghana, 8.125%, 3/26/2032 (a)(n)		$305,000	131,760
Republic of Guatemala, 6.125%, 6/01/2050 (n)		777,000	707,275
Republic of Guatemala, 6.125%, 6/01/2050		300,000	273,079
Republic of Hungary, 5.5%, 6/16/2034 (n)		650,000	615,875
Republic of Kenya, 8%, 5/22/2032 (n)		478,000	394,589
Republic of Korea, 2.375%, 12/10/2027	KRW	650,000,000	465,008
Republic of Korea, 1.875%, 6/10/2029		4,574,250,000	3,126,076
Republic of Korea, 1.375%, 6/10/2030		3,721,670,000	2,413,333
Republic of Paraguay, 5.6%, 3/13/2048		$200,000	171,156
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,150,000	959,274
Republic of Peru, 7.3%, 8/12/2033	PEN	3,185,000	897,337
Republic of Philippines, 3.556%, 9/29/2032		$334,000	298,428
Republic of Poland, 5.75%, 11/16/2032		72,000	74,736
Republic of Romania, 1.75%, 7/13/2030 (n)	EUR	247,000	206,783
Republic of Romania, 2%, 1/28/2032		350,000	280,646

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Romania, 2%, 4/14/2033	EUR	250,000	$192,742
Republic of Senegal, 6.25%, 5/23/2033		$247,000	201,505
Republic of Serbia, 2.05%, 9/23/2036 (n)	EUR	647,000	436,740
Republic of Sri Lanka, 7.55%, 3/28/2030 (a)(d)(n)		$446,000	202,783
Sultanate of Oman, 7%, 1/25/2051		800,000	791,949
United Arab Emirates, 4.951%, 7/07/2052 (n)		379,000	358,572
United Mexican States, 7.5%, 6/03/2027	MXN	166,000,000	9,092,834
United Mexican States, 7.75%, 5/29/2031		6,700,000	359,031
United Mexican States, 4.75%, 4/27/2032		$727,000	688,436
United Mexican States, 4.875%, 5/19/2033		441,000	417,740
United Mexican States, 3.771%, 5/24/2061		774,000	508,656
			$43,272,302
Energy - Independent – 3.1%
Callon Petroleum Co., 8%, 8/01/2028 (n)		$524,000	$531,377
Callon Petroleum Co., 7.5%, 6/15/2030 (n)		175,000	172,972
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		551,000	567,530
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		349,000	361,215
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		895,000	837,431
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)		815,000	756,899
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)		525,000	497,805
Energean Israel Finance Ltd., 5.875%, 3/30/2031		500,000	440,500
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)		479,000	467,830
Matador Resources Co., 6.875%, 4/15/2028 (n)		657,000	655,961
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		492,000	457,047
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)		515,000	492,967
Occidental Petroleum Corp., 6.45%, 9/15/2036		80,000	81,803
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)		110,000	110,907
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		926,000	893,077
SM Energy Co., 6.75%, 9/15/2026		177,000	176,257
SM Energy Co., 6.5%, 7/15/2028		458,000	447,695
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		987,000	892,426
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		323,000	247,095
			$9,088,794
Energy - Integrated – 0.1%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$63,000	$60,980
BP Capital Markets B.V., 4.323%, 5/12/2035	EUR	100,000	107,713
Eni S.p.A., 3.625%, 5/19/2027		100,000	107,584
			$276,277
Entertainment – 1.7%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		$542,000	$540,354
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		734,000	690,777
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)		432,000	456,632
Carnival Corp. PLC, 4%, 8/01/2028 (n)		174,000	155,696
Carnival Corp. PLC, 6%, 5/01/2029 (n)		203,000	183,284
Motion Finco S.à r.l., 7.375%, 6/15/2030 (n)	EUR	100,000	107,351
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		$541,000	510,097
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		566,000	532,615
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		690,000	646,806
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		578,000	518,958
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		233,000	216,616
VOC Escrow Ltd., 5%, 2/15/2028 (n)		358,000	332,293
			$4,891,479

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/06/2028		$150,000	$148,690
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)		567,050	496,152
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		77,000	75,108
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		69,000	65,046
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)		755,000	735,390
Credit Acceptance Corp., 6.625%, 3/15/2026		82,000	79,814
EXOR N.V., 2.25%, 4/29/2030	EUR	100,000	96,549
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		$1,701,693	1,598,230
Grand City Properties S.A., 1.5% to 6/9/2026, FLR (EUR Swap Rate - 5yr. + 2.184%) to 6/9/2031, FLR (EUR Swap Rate - 5yr. + 2.434%) to 6/09/2046, FLR (EUR Swap Rate - 5yr. + 3.184%) to 12/09/2069	EUR	100,000	46,577
Howard Hughes Corp., 4.125%, 2/01/2029 (n)		$989,000	815,925
Macquarie AirFinance Ltd., 8.375%, 5/01/2028 (n)		740,000	755,555
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		1,219,000	1,161,097
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/2031 (n)		145,000	125,143
OneMain Finance Corp., 6.875%, 3/15/2025		547,000	544,252
OneMain Finance Corp., 7.125%, 3/15/2026		805,000	791,914
OneMain Finance Corp., 5.375%, 11/15/2029		286,000	247,047
P3 Group S.à r.l., 1.625%, 1/26/2029	EUR	100,000	84,976
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)		$486,000	413,650
Samhallsbyggnadsbolaget i Norden AB, 1.75%, 1/14/2025	EUR	100,000	80,695
Samhallsbyggnadsbolaget i Norden AB, 2.375%, 9/04/2026		100,000	70,323
Samhallsbyggnadsbolaget i Norden AB, 2.875% to 1/30/2027, FLR (EUR Swap Rate - 5yr. + 3.223%) to 1/30/2032, FLR (EUR Swap Rate - 5yr. + 3.473%) to 1/30/2047, FLR (EUR Swap Rate - 5yr. + 4.473%) to 1/30/2171		280,000	26,718
SLM Corp., 3.125%, 11/02/2026		$827,000	736,030
UWM Holdings Corp., 5.5%, 4/15/2029 (n)		565,000	490,138
VGP N.V., 1.5%, 4/08/2029	EUR	100,000	80,132
			$9,765,151
Food & Beverages – 2.5%
Anheuser-Busch InBev S.A./N.V., 2%, 1/23/2035	EUR	100,000	$90,443
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$189,000	173,056
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		42,000	43,021
B&G Foods, Inc., 5.25%, 4/01/2025		346,000	338,415
B&G Foods, Inc., 5.25%, 9/15/2027		175,000	155,053
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		129,000	125,661
BellRing Brands, Inc., 7%, 3/15/2030 (n)		840,000	840,350
Central America Bottling Co., 5.25%, 4/27/2029 (n)		755,000	693,241
Constellation Brands, Inc., 4.75%, 12/01/2025		44,000	43,386
Constellation Brands, Inc., 3.15%, 8/01/2029		32,000	28,591
Constellation Brands, Inc., 2.25%, 8/01/2031		104,000	83,584
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032		781,000	640,953
Kraft Heinz Foods Co., 3.875%, 5/15/2027		137,000	130,868
Performance Food Group Co., 5.5%, 10/15/2027 (n)		833,000	802,102
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		618,000	592,590
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		935,000	828,394
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		1,072,000	940,680
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		821,000	749,344
			$7,299,732
Gaming & Lodging – 2.0%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)		$151,000	$132,175
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)		601,000	603,300
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)		638,000	647,782
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		633,000	615,144
Las Vegas Sands Corp., 3.9%, 8/08/2029		69,000	60,745
Marriott International, Inc., 2.85%, 4/15/2031		90,000	74,725
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)		407,000	332,857
Sands China Ltd., 4.875%, 6/18/2030		505,000	440,996
VICI Properties LP, REIT, 4.95%, 2/15/2030		47,000	44,208

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		$752,000	$685,823
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)		705,000	634,617
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		883,000	779,046
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		731,000	654,395
			$5,705,813
Industrial – 1.3%
Albion Financing 1 S.à r.l., 5.25%, 10/15/2026	EUR	250,000	$259,875
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)		$200,000	189,250
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)		635,000	588,661
APi Escrow Corp., 4.75%, 10/15/2029 (n)		983,000	890,824
Arcadis N.V., 4.875%, 2/28/2028	EUR	100,000	108,926
Brand Industrial Service, Inc., 10.375%, 8/01/2030 (n)		$350,000	360,948
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		550,000	532,400
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		35,000	21,685
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)		928,000	846,800
			$3,799,369
Insurance – 0.3%
AIA Group Ltd., 0.88% to 9/09/2028, FLR (EUR Swap Rate - 5yr. + 1.1%) to 9/09/2033	EUR	180,000	$157,147
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$200,000	151,490
ASR Nederland N.V., 7% to 12/07/2033, FLR (EUR Swap Rate - 5yr. + 5.3%) to 12/07/2043	EUR	100,000	113,894
AXA S.A., 5.5% to 7/11/2033, FLR (EURIBOR - 3mo. + 3.6%) to 7/11/2043		100,000	108,682
Corebridge Financial, Inc., 4.35%, 4/05/2042		$149,000	117,879
Equitable Holdings, Inc., 5.594%, 1/11/2033		89,000	87,491
NN Group N.V., 6.367% to 11/03/2033, FLR (EURIBOR - 3mo. + 4%) to 11/03/2043	EUR	100,000	108,736
			$845,319
Insurance - Health – 0.0%
UnitedHealth Group, Inc., 3.5%, 8/15/2039		$38,000	$31,009
UnitedHealth Group, Inc., 3.25%, 5/15/2051		108,000	76,699
			$107,708
Insurance - Property & Casualty – 1.9%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)		$399,000	$385,592
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)		470,000	406,445
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)		639,000	555,097
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)		543,000	513,254
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		870,000	761,852
American International Group, Inc., 5.125%, 3/27/2033		74,000	71,577
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		582,000	522,198
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		25,000	20,514
Aon Corp./Aon Global Holdings PLC, 3.9%, 2/28/2052		92,000	70,581
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		500,000	434,363
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	175,000	121,073
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		$484,000	478,395
Hub International Ltd., 5.625%, 12/01/2029 (n)		697,000	616,364
Hub International Ltd., 7.25%, 6/15/2030 (n)		478,000	486,551
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	100,000	99,546
			$5,543,402
International Market Quasi-Sovereign – 0.3%
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070	EUR	200,000	$189,283
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.323%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 4.073%) to 12/31/2165	GBP	100,000	105,947
La Banque Postale S.A. (Republic of France), 4%, 5/03/2028	EUR	100,000	108,712
La Poste S.A. (Republic of France), 3.75%, 6/12/2030		100,000	108,381
Landsbankinn Bank (Republic of Iceland), 0.375%, 5/23/2025		100,000	99,932

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
Logicor Financing S.à r.l., 1.625%, 1/17/2030	EUR	110,000	$88,076
Logicor Financing S.à r.l., 0.875%, 1/14/2031		100,000	72,796
			$773,127
International Market Sovereign – 9.9%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	11,971,000	$6,835,878
Government of Bermuda, 2.375%, 8/20/2030 (n)		$200,000	163,560
Government of Bermuda, 5%, 7/15/2032 (n)		560,000	536,760
Government of Japan, 2.4%, 6/20/2028	JPY	140,250,000	1,064,221
Government of Japan, 0.3%, 12/20/2039		165,850,000	994,256
Government of Japan, 1.7%, 6/20/2044		85,700,000	621,585
Government of Japan, 0.3%, 6/20/2046		74,150,000	396,275
Government of New Zealand, 1.5%, 5/15/2031	NZD	12,618,000	5,907,257
Government of New Zealand, 2%, 5/15/2032		1,671,000	794,384
Government of New Zealand, 3.5%, 4/14/2033		5,933,000	3,165,490
Kingdom of Belgium, 3%, 6/22/2033 (n)	EUR	1,715,000	1,846,793
Kingdom of Belgium, 0.4%, 6/22/2040		481,000	323,302
Kingdom of Spain, 3.15%, 4/30/2033		1,668,000	1,767,950
Kingdom of Spain, 3.9%, 7/30/2039 (n)		680,000	742,612
Kingdom of Spain, 1%, 10/31/2050		1,180,000	660,239
Kingdom of Sweden, 1%, 11/12/2026	SEK	5,040,000	431,027
Kingdom of Sweden, 0.75%, 5/12/2028		12,870,000	1,066,774
Kingdom of Sweden, 1.75%, 11/11/2033		3,130,000	261,750
United Kingdom Treasury, 1.75%, 9/07/2037	GBP	408,000	369,070
United Kingdom Treasury, 1.25%, 10/22/2041		609,000	456,951
United Kingdom Treasury, 1.25%, 7/31/2051		231,526	140,828
			$28,546,962
Local Authorities – 0.0%
Province of British Columbia, 2.95%, 6/18/2050	CAD	115,000	$66,139
Machinery & Tools – 0.8%
Ritchie Bros Holdings, Inc., 6.75%, 3/15/2028 (n)		$524,000	$530,419
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		941,000	973,248
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	110,000	103,176
Terex Corp., 5%, 5/15/2029 (n)		$685,000	628,933
			$2,235,776
Major Banks – 1.6%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)		$152,000	$115,734
Banco de Sabadell S.A., 5%, 6/07/2029	EUR	100,000	109,606
Bank of America Corp., 4.134%, 6/12/2028		100,000	108,431
Bank of America Corp., 5.202% to 4/25/2033, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$117,000	115,231
Bank of America Corp., 0.694% to 3/22/2030, FLR (EURIBOR - 3mo. + 0.79%) to 3/22/2031	EUR	105,000	91,113
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		$215,000	175,915
Bank of Ireland Group PLC, 5% to 7/04/2030, FLR (EUR ICE Swap Rate - 1yr. + 2.05%) to 7/04/2031	EUR	100,000	110,226
BNP Paribas S.A., FLR, 5.284% (LIBOR - 6mo. + 0.075%), 3/23/2172		$200,000	183,800
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034		114,000	112,606
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		221,000	173,155
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		111,000	87,740
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		44,000	32,392
HSBC Holdings PLC, 4.375%, 11/23/2026		269,000	256,336
HSBC Holdings PLC, 4.856% to 5/23/2032, FLR (EURIBOR - 3mo. + 1.942%) to 5/23/2033	EUR	100,000	109,185
HSBC Holdings PLC, FLR, 5.459% (LIBOR - 6mo. + 0.25%), 3/18/2171		$40,000	39,960
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027		88,000	77,731
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		87,000	68,571
JPMorgan Chase & Co., 3.328% to 4/22/2051, FLR (SOFR - 1 day + 1.58%) to 4/22/2052		127,000	89,232
mBank S.A., 0.966% to 9/21/2026, FLR (EURIBOR - 3mo. + 1.25%) to 9/21/2027	EUR	100,000	88,437
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		$107,000	95,994

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		$200,000	$177,726
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		69,000	67,842
Nationwide Building Society, 6.125%, 8/21/2028	GBP	100,000	127,117
NatWest Group PLC, 4.771%, 2/16/2029	EUR	100,000	108,771
NatWest Group PLC, 5.763% to 2/28/2029, FLR (EUR Swap Rate - 5yr. + 2.6%) to 2/28/2034		100,000	107,993
NatWest Group PLC, 4.5% to 9/30/2028, FLR (GBP Swap Rate - 5yr. + 3.992%) to 3/31/2171	GBP	200,000	191,989
Royal Bank of Canada, 4.125%, 7/05/2028	EUR	100,000	108,835
Société Générale S.A., 5.625%, 6/02/2033		100,000	107,599
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029		100,000	90,285
Standard Chartered PLC, 4.874%, 5/10/2031		130,000	140,789
Toronto-Dominion Bank, 4.108%, 6/08/2027		$153,000	146,118
Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082		785,000	788,942
Unicaja Banco S.A., 1% to 12/01/2025, FLR (EUR ICE Swap Rate - 1yr. + 1.15%) to 12/01/2026	EUR	100,000	98,665
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		$73,000	67,921
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031		69,000	57,591
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		69,000	58,106
			$4,687,684
Medical & Health Technology & Services – 3.3%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$765,000	$665,244
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		1,024,000	950,563
Becton, Dickinson and Co., 4.298%, 8/22/2032		45,000	42,071
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		1,019,000	899,400
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		413,000	396,947
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		806,000	463,813
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		699,000	551,251
CVS Health Corp., 5.25%, 1/30/2031		46,000	45,455
CVS Health Corp., 5.625%, 2/21/2053		87,000	82,335
Encompass Health Corp., 5.75%, 9/15/2025		244,000	242,571
Encompass Health Corp., 4.75%, 2/01/2030		726,000	661,272
Encompass Health Corp., 4.625%, 4/01/2031		120,000	105,232
HCA, Inc., 5.125%, 6/15/2039		103,000	93,432
IQVIA, Inc., 5%, 5/15/2027 (n)		1,010,000	972,213
IQVIA, Inc., 6.5%, 5/15/2030 (n)		400,000	402,141
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)		329,000	284,782
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		179,000	107,605
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		142,000	139,207
Tenet Healthcare Corp., 6.125%, 10/01/2028		499,000	480,602
Tenet Healthcare Corp., 4.375%, 1/15/2030		226,000	200,764
Tenet Healthcare Corp., 6.125%, 6/15/2030		701,000	679,277
Tenet Healthcare Corp., 6.75%, 5/15/2031 (n)		287,000	285,579
Thermo Fisher Scientific (Finance I) B.V., 2%, 10/18/2051	EUR	100,000	69,137
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$52,000	44,795
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030		67,000	66,838
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)		575,000	500,209
			$9,432,735
Medical Equipment – 0.7%
Embecta Corp., 5%, 2/15/2030 (n)		$696,000	$565,500
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)		797,000	850,893
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/2029 (n)		410,000	364,091
Teleflex, Inc., 4.625%, 11/15/2027		343,000	323,456
			$2,103,940
Metals & Mining – 2.4%
Anglo American Capital PLC, 4.75%, 9/21/2032	EUR	100,000	$107,204
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$604,000	588,704
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		835,000	731,944
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		307,000	262,261

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		$1,362,000	$1,141,274
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		101,000	82,319
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)		838,000	657,830
GrafTech Finance, Inc., 9.875%, 12/15/2028 (n)		250,000	243,750
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		1,115,000	986,024
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)		524,000	423,402
Novelis Corp., 3.25%, 11/15/2026 (n)		430,000	389,585
Novelis Corp., 4.75%, 1/30/2030 (n)		697,000	623,774
Novelis Corp., 3.875%, 8/15/2031 (n)		380,000	314,626
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029	EUR	150,000	140,711
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		$373,170	335,853
			$7,029,261
Midstream – 3.3%
Columbia Pipelines Operating Co. LLC, 5.927%, 8/15/2030 (n)		$88,000	$88,769
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		45,000	45,461
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		943,000	835,422
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		916,000	792,993
Enbridge, Inc., 5.7%, 3/08/2033		69,000	69,032
EQM Midstream Partners LP, 5.5%, 7/15/2028		1,384,000	1,322,250
EQM Midstream Partners LP, 7.5%, 6/01/2030 (n)		189,000	193,820
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027		238,000	234,627
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/2030		284,000	282,860
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		625,000	605,319
NuStar Logistics, LP, 6.375%, 10/01/2030		583,000	561,137
Peru LNG, 5.375%, 3/22/2030		518,000	400,646
Plains All American Pipeline LP, 3.55%, 12/15/2029		82,000	72,090
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		143,000	134,571
Tallgrass Energy Partners LP, 6%, 3/01/2027 (n)		203,000	194,523
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		1,053,000	977,984
Targa Resources Corp., 4.2%, 2/01/2033		28,000	24,689
Targa Resources Corp., 4.95%, 4/15/2052		79,000	64,116
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		856,000	740,460
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)		430,000	418,889
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		625,000	530,160
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		426,000	429,725
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		563,000	567,895
			$9,587,438
Mortgage-Backed – 2.2%
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033		$13,182	$13,504
Fannie Mae, 5.5%, 7/01/2033 - 7/01/2035		52,708	53,110
Fannie Mae, 6%, 8/01/2034 - 2/01/2037		29,562	30,462
Fannie Mae, 3.5%, 12/01/2047		39,548	36,196
Fannie Mae, UMBS, 2%, 4/01/2037 - 5/01/2052		991,454	825,622
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 7/01/2050		124,690	113,347
Fannie Mae, UMBS, 2.5%, 7/01/2050 - 4/01/2052		757,388	629,180
Fannie Mae, UMBS, 3%, 12/01/2051 - 6/01/2052		53,035	45,855
Fannie Mae, UMBS, 5.5%, 11/01/2052		114,834	113,507
Freddie Mac, 0.265%, 2/25/2025 (i)		38,000,000	101,327
Freddie Mac, 1.48%, 3/25/2027 (i)		448,000	19,235
Freddie Mac, 0.263%, 2/25/2028 (i)		36,576,000	234,924
Freddie Mac, 0.429%, 2/25/2028 (i)		15,572,000	200,869
Freddie Mac, 0.251%, 4/25/2028 (i)		15,983,000	99,905
Freddie Mac, 1.22%, 7/25/2029 (i)		1,880,251	97,160
Freddie Mac, 1.916%, 4/25/2030 (i)		845,640	83,337
Freddie Mac, 1.985%, 4/25/2030 (i)		731,897	72,938
Freddie Mac, 1.769%, 5/25/2030 (i)		896,340	82,152
Freddie Mac, 1.907%, 5/25/2030 (i)		2,034,877	200,633

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.436%, 6/25/2030 (i)		$821,458	$61,820
Freddie Mac, 1.704%, 8/25/2030 (i)		719,995	65,110
Freddie Mac, 1.263%, 9/25/2030 (i)		455,646	30,715
Freddie Mac, 1.171%, 11/25/2030 (i)		901,677	57,119
Freddie Mac, 0.42%, 1/25/2031 (i)		3,182,804	58,342
Freddie Mac, 0.612%, 3/25/2031 (i)		3,734,815	112,654
Freddie Mac, 1.039%, 7/25/2031 (i)		670,491	40,134
Freddie Mac, 0.632%, 9/25/2031 (i)		2,699,427	96,963
Freddie Mac, 0.665%, 12/25/2031 (i)		659,754	24,508
Freddie Mac, 6%, 8/01/2034		22,338	22,645
Freddie Mac, UMBS, 2%, 8/01/2037 - 9/01/2051		120,207	99,815
Freddie Mac, UMBS, 4.5%, 6/01/2038 - 7/01/2038		170,695	166,255
Freddie Mac, UMBS, 2.5%, 4/01/2051 - 7/01/2051		565,958	471,228
Freddie Mac, UMBS, 3%, 4/01/2052		23,073	19,928
Freddie Mac, UMBS, 5%, 11/01/2052		222,493	215,809
Ginnie Mae, 2.5%, 8/20/2051		123,127	104,829
Ginnie Mae, 2%, 3/20/2052 - 4/20/2052		339,042	279,681
Ginnie Mae, 3%, 5/20/2052 - 11/20/2052		118,332	104,026
Ginnie Mae, 4%, 7/20/2052 - 11/20/2052		107,633	100,266
Ginnie Mae, 5.5%, 2/20/2053 - 4/20/2053		98,822	97,824
Ginnie Mae, 5%, 3/20/2053 - 8/20/2053		373,163	363,145
Ginnie Mae, 6%, 8/20/2053		150,000	150,567
Ginnie Mae, TBA, 2%, 9/15/2053		400,000	329,906
Ginnie Mae, TBA, 6%, 9/21/2053 - 10/15/2053		75,000	75,220
Ginnie Mae, TBA, 6.5%, 9/21/2053 - 10/15/2053		150,000	151,823
			$6,353,595
Municipals – 0.5%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$125,000	$113,414
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “M-A”, 2.641%, 7/01/2037		150,000	128,961
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 4.949%, 7/01/2038		190,000	171,008
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		155,000	153,482
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		70,000	55,052
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047		195,000	185,447
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029		189,000	202,360
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		246,000	213,675
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		221,000	198,520
			$1,421,919
Natural Gas - Distribution – 0.1%
ENGIE S.A., 4.5%, 9/06/2042	EUR	100,000	$109,228
ENGIE S.A., 4.25%, 1/11/2043		100,000	106,466
			$215,694
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 0.75%, 3/15/2029	EUR	110,000	$98,169
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	100,000	83,338
			$181,507
Network & Telecom – 0.4%
Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)		$200,000	$190,837
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		1,012,000	941,733
			$1,132,570

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Oil Services – 0.6%
MV24 Capital B.V., 6.748%, 6/01/2034		$474,933	$428,052
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)		760,000	731,094
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)		520,000	511,042
			$1,670,188
Oils – 0.9%
Parkland Corp., 4.625%, 5/01/2030 (n)		$1,546,000	$1,362,907
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		601,000	568,492
Puma International Financing S.A., 5%, 1/24/2026		289,000	268,915
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		355,000	299,490
			$2,499,804
Other Banks & Diversified Financials – 0.5%
Banque Federative du Credit Mutuel S.A., 4.375%, 5/02/2030	EUR	100,000	$107,861
Banque Federative du Credit Mutuel S.A., 4.125%, 6/14/2033		100,000	107,976
BPCE S.A., 4.75% to 6/14/2033, FLR (EURIBOR - 3mo. + 1.83%) to 6/14/2034		100,000	108,821
CaixaBank S.A., 5% to 7/19/2028, FLR (EURIBOR - 3mo. + 1.65%) to 7/19/2029		100,000	109,187
CaixaBank S.A., 4.25%, 9/06/2030		100,000	108,877
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032		100,000	81,305
Deutsche Bank AG, 4% to 6/24/2027, FLR (EUR ICE Swap Rate - 5yr. + 3.3%) to 6/24/2032		100,000	97,267
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$250,000	242,096
Groupe des Assurances du Credit Mutuel, 1.85% to 4/21/2032, FLR (EURIBOR - 3mo. + 2.65%) to 4/21/2042	EUR	200,000	161,320
Intesa Sanpaolo S.p.A., 4.875%, 5/19/2030		100,000	109,400
Intesa Sanpaolo S.p.A., 5.125%, 8/29/2031		100,000	110,209
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028		$74,000	69,217
Virgin Money UK PLC, 7.625%, 8/23/2029	GBP	100,000	127,537
			$1,541,073
Personal Computers & Peripherals – 0.4%
NCR Corp., 5%, 10/01/2028 (n)		$744,000	$682,840
NCR Corp., 5.125%, 4/15/2029 (n)		484,000	440,169
			$1,123,009
Pharmaceuticals – 0.9%
1375209 BC Ltd., 9%, 1/30/2028 (n)		$416,000	$416,500
Bausch Health Co., Inc., 11%, 9/30/2028 (n)		443,000	316,274
Bausch Health Co., Inc., 14%, 10/15/2030 (n)		90,000	54,225
Jazz Securities DAC, 4.375%, 1/15/2029 (n)		517,000	463,200
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		754,000	682,341
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		675,000	575,102
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/2033		100,000	98,406
			$2,606,048
Pollution Control – 0.7%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)		$215,000	$207,952
GFL Environmental, Inc., 4%, 8/01/2028 (n)		630,000	562,412
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)		255,000	231,009
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)		345,000	305,160
Stericycle, Inc., 3.875%, 1/15/2029 (n)		866,000	754,010
Waste Management, Inc., 4.625%, 2/15/2033		105,000	100,978
			$2,161,521
Precious Metals & Minerals – 0.4%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$828,000	$640,458
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		114,000	110,241
Taseko Mines Ltd., 7%, 2/15/2026 (n)		569,000	524,758
			$1,275,457

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Printing & Publishing – 0.3%
Cimpress PLC, 7%, 6/15/2026		$890,000	$834,375
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 0.993%, 10/15/2026	EUR	225,000	$176,885
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$811,000	640,644
			$817,529
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$149,000	$134,571
Corporate Office Property LP, REIT, 2%, 1/15/2029		52,000	40,947
			$175,518
Real Estate - Other – 0.5%
EPR Properties, REIT, 3.6%, 11/15/2031		$89,000	$68,134
Extra Space Storage LP, 5.5%, 7/01/2030		97,000	96,186
Lexington Realty Trust Co., 2.7%, 9/15/2030		70,000	55,469
RHP Hotel Properties, LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		507,000	509,533
XHR LP, REIT, 4.875%, 6/01/2029 (n)		819,000	708,612
			$1,437,934
Real Estate - Retail – 0.1%
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$113,000	$82,898
WEA Finance LLC, 2.875%, 1/15/2027 (n)		100,000	86,635
			$169,533
Restaurants – 0.2%
Fertitta Entertainment LLC, 4.625%, 1/15/2029 (n)		$174,000	$150,522
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		587,000	484,730
			$635,252
Retailers – 1.2%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$801,000	$706,629
AutoZone, Inc., 4.75%, 8/01/2032		91,000	87,043
Bath & Body Works, Inc., 5.25%, 2/01/2028		1,168,000	1,120,617
Home Depot, Inc., 3.625%, 4/15/2052		122,000	92,898
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		683,000	617,419
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026 (n)		377,000	358,307
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		805,000	582,845
			$3,565,758
Specialty Chemicals – 0.1%
Ctec II GmbH, 5.25%, 2/15/2030 (n)	EUR	200,000	$184,064
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$53,000	44,578
			$228,642
Specialty Stores – 1.0%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$68,000	$54,205
Dufry One B.V., 3.375%, 4/15/2028	EUR	100,000	97,027
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)		$583,000	500,538
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		410,000	341,838
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		689,000	477,615
Penske Automotive Group Co., 3.75%, 6/15/2029		809,000	694,181
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		870,000	830,860
			$2,996,264
Supermarkets – 0.2%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		$274,000	$258,773
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)		540,000	467,111
			$725,884

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Supranational – 0.0%
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	210,000	$135,964
Telecommunications - Wireless – 1.1%
Altice France S.A., 6%, 2/15/2028 (n)		$1,255,000	$553,901
Crown Castle, Inc., REIT, 3.7%, 6/15/2026		100,000	95,206
Millicom International Cellular S.A., 5.125%, 1/15/2028		635,400	576,127
Rogers Communications, Inc., 3.8%, 3/15/2032		104,000	88,949
Rogers Communications, Inc., 3.7%, 11/15/2049		33,000	22,423
SBA Communications Corp., 3.875%, 2/15/2027		618,000	571,385
SBA Communications Corp., 3.125%, 2/01/2029		1,060,000	907,561
TDF Infrastructure S.A.S., 5.625%, 7/21/2028	EUR	100,000	108,488
Tele2 AB Co., 3.75%, 11/22/2029		100,000	106,904
T-Mobile USA, Inc., 3.875%, 4/15/2030		$135,000	123,218
Vodafone Group PLC, 3.375%, 8/08/2049	GBP	100,000	80,814
Vodafone Group PLC, 5.625%, 2/10/2053		$76,000	71,715
			$3,306,691
Telephone Services – 0.1%
A1 Towers Holding GmbH, 5.25%, 7/13/2028	EUR	100,000	$111,137
TELUS Corp., 2.85%, 11/13/2031	CAD	151,000	92,346
			$203,483
Tobacco – 0.2%
B.A.T. International Finance PLC, 2.25%, 1/16/2030	EUR	100,000	$92,487
Philip Morris International, Inc., 5.125%, 11/17/2027		$121,000	120,773
Vector Group Ltd., 5.75%, 2/01/2029 (n)		351,000	305,560
			$518,820
Transportation - Services – 0.3%
Aeroporti di Roma S.p.A., 4.875%, 7/10/2033	EUR	100,000	$107,166
Autostrade per L’Italia S.p.A., 5.125%, 6/14/2033		100,000	108,581
Q-Park Holding I B.V., 2%, 3/01/2027		280,000	266,804
Sydney Airport Finance Co. Pty Ltd., 4.375%, 5/03/2033		100,000	108,151
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033		100,000	107,611
Triton International Ltd., 3.15%, 6/15/2031 (n)		$104,000	80,035
United Parcel Service, 5.05%, 3/03/2053		122,000	119,168
			$897,516
U.S. Treasury Obligations – 17.8%
U.S. Treasury Bonds, 1.125%, 8/15/2040 (f)		$19,619,000	$12,044,993
U.S. Treasury Bonds, 3.875%, 5/15/2043		165,000	153,476
U.S. Treasury Bonds, 2.375%, 11/15/2049		17,486,000	12,228,588
U.S. Treasury Bonds, 3.625%, 5/15/2053		127,000	114,538
U.S. Treasury Notes, 4%, 6/30/2028		5,000,000	4,940,234
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)		24,524,000	22,013,164
			$51,494,993
Utilities - Electric Power – 4.0%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,081,000	$1,021,526
American Electric Power Co., Inc., 5.699%, 8/15/2025		44,000	44,022
American Electric Power Co., Inc., 5.625%, 3/01/2033		55,000	55,084
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		86,000	70,428
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		20,000	18,386
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		17,000	14,007
Bruce Power LP, 2.68%, 12/21/2028	CAD	200,000	130,721
Calpine Corp., 4.5%, 2/15/2028 (n)		$927,000	858,148
Calpine Corp., 5.125%, 3/15/2028 (n)		789,000	718,842
Calpine Corp., 4.625%, 2/01/2029 (n)		123,000	106,886
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		557,000	515,028

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		$1,643,000	$1,350,836
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026 (n)	EUR	180,000	179,568
Duke Energy Corp., 2.55%, 6/15/2031		$82,000	66,975
E.CL S.A., 4.5%, 1/29/2025		300,000	290,026
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	100,000	124,559
Enel Finance International N.V., 2.25%, 7/12/2031 (n)		$200,000	155,494
Enel Finance International N.V., 4.5%, 2/20/2043	EUR	100,000	103,944
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070		100,000	95,152
Enel S.p.A., 1.875% to 9/08/2030, FLR (EUR Swap Rate - 5yr. + 2.011%) to 9/08/2035, FLR (EUR Swap Rate - 5yr. + 2.261%) to 9/08/2050, FLR (EUR Swap Rate - 5yr. + 3.011%) to 3/08/2170		150,000	120,366
Florida Power & Light Co., 2.875%, 12/04/2051		$75,000	49,003
Georgia Power Co., 4.95%, 5/17/2033		103,000	99,662
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		28,000	22,798
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		280,000	252,583
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		592,000	534,032
National Grid Electricity Transmission PLC, 2%, 4/17/2040	GBP	100,000	74,879
National Grid PLC, 4.275%, 1/16/2035	EUR	100,000	105,882
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025		$51,000	51,201
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025		45,000	45,107
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		161,000	157,968
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		102,000	97,665
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		490,000	454,826
Pacific Gas & Electric Co., 6.1%, 1/15/2029		330,000	326,125
Pacific Gas & Electric Co., 6.4%, 6/15/2033		373,000	367,912
PPL Electric Utilities Corp, 1st Mortgage, 5.25%, 5/15/2053		91,000	88,380
SSE PLC, 4%, 9/05/2031	EUR	100,000	108,695
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		$732,963	711,887
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		545,000	523,881
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		913,000	829,141
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		438,000	375,369
Virginia Electric & Power Co., 3.5%, 3/15/2027		94,000	88,802
WEC Energy Group, Inc., 1.8%, 10/15/2030		89,000	69,771
Xcel Energy, Inc., 4.6%, 6/01/2032		70,000	65,367
			$11,540,934
Utilities - Gas – 0.0%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	100,000	$84,039
Total Bonds			$372,570,193
Common Stocks – 0.2%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)		7,072	$148,512
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		615	$219,045
Total Common Stocks			$367,557
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)		739	$4,064
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)		739	2,956
Total Contingent Value Rights			$7,020

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	6/24/22	6,125	$1,552

Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 5.3% (v)	5,543,444	$5,543,999
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 39 Index Credit Default Swap-Fund receives 5%, Fund pays notional amount upon a defined credit event of an index constituent – September 2023 @ 3.75%	Call	Barclays Bank PLC	$ 2,596,745	EUR 2,280,000	$2,427
iTraxx Europe Crossover Series 39 Index Credit Default Swap-Fund receives 5%, Fund pays notional amount upon a defined credit event of an index constituent – September 2023 @ 3.75%	Call	Goldman Sachs International	1,207,258	1,060,000	1,129
Total Purchased Options					$3,556
Other Assets, Less Liabilities – (30.8)%	(89,020,951)
Net Assets – 100.0%	$289,472,926
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,543,999 and $372,949,878, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $193,746,360, representing 66.9% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BZDIOVRA	Brazil Interbank Deposit Rate
CDO	Collateralized Debt Obligation
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Portfolio of Investments (unaudited) – continued
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
UYU	Uruguayan Peso
Derivative Contracts at 8/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	2,231,198	USD	433,758	Goldman Sachs International	9/01/2023	$16,802
EUR	92,310	USD	100,157	State Street Bank Corp.	10/20/2023	157
JPY	10,794,744	USD	74,557	Deutsche Bank AG	10/20/2023	170
KRW	269,640,000	USD	201,611	JPMorgan Chase Bank N.A.	10/05/2023	2,724
KRW	1,546,519,000	USD	1,155,930	Merrill Lynch International	9/20/2023	15,046
USD	134,627	AUD	203,158	HSBC Bank	10/20/2023	2,775
USD	11,403,277	AUD	16,747,770	JPMorgan Chase Bank N.A.	10/20/2023	533,760
USD	439,041	AUD	650,820	State Street Bank Corp.	10/20/2023	16,651
USD	394,000	BRL	1,930,365	Barclays Bank PLC	9/01/2023	4,189
USD	831,037	BRL	4,050,224	Citibank N.A.	9/05/2023	13,148
USD	458,594	BRL	2,231,197	Goldman Sachs International	9/01/2023	8,034
USD	377,051	BRL	1,855,806	Goldman Sachs International	9/05/2023	2,296
USD	445,848	BRL	2,194,418	JPMorgan Chase Bank N.A.	9/05/2023	2,714
USD	3,880,289	CAD	5,109,263	HSBC Bank	10/20/2023	96,414
USD	88,538	CAD	116,497	JPMorgan Chase Bank N.A.	10/20/2023	2,261
USD	7,531,180	CNH	53,634,279	Merrill Lynch International	10/20/2023	145,000
USD	1,183,715	CNH	8,443,834	State Street Bank Corp.	10/20/2023	20,883
USD	688,320	CZK	15,278,389	Deutsche Bank AG	10/20/2023	1,181
USD	190,184	CZK	4,111,879	State Street Bank Corp.	10/20/2023	5,254
USD	108,761	EUR	99,966	Citibank N.A.	10/20/2023	128
USD	256,610	EUR	235,335	Deutsche Bank AG	10/20/2023	872
USD	1,948,489	EUR	1,755,171	JPMorgan Chase Bank N.A.	10/20/2023	41,153
USD	29,090,085	EUR	25,817,020	State Street Bank Corp.	10/20/2023	1,034,846
USD	861,781	EUR	784,295	UBS AG	10/20/2023	9,491
USD	1,174,872	GBP	914,606	Barclays Bank PLC	10/20/2023	16,074
USD	529,031	GBP	411,025	Deutsche Bank AG	10/20/2023	8,266
USD	87,464	GBP	67,656	JPMorgan Chase Bank N.A.	10/20/2023	1,745
USD	5,353,722	GBP	4,151,837	UBS AG	10/20/2023	93,380
USD	453,978	IDR	6,864,458,689	Citibank N.A.	10/13/2023	3,365

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	1,718,692	JPY	240,382,619	Barclays Bank PLC	10/20/2023	$54,621
USD	4,132,921	JPY	565,196,600	Deutsche Bank AG	10/20/2023	220,294
USD	4,278,160	JPY	597,527,162	Merrill Lynch International	10/20/2023	141,721
USD	326,945	KRW	422,720,023	Citibank N.A.	9/20/2023	6,874
USD	6,765,540	KRW	8,866,887,373	Citibank N.A.	10/05/2023	46,165
USD	2,069,682	KRW	2,627,481,789	Citibank N.A.	11/09/2023	74,446
USD	403,140	KRW	516,180,000	Merrill Lynch International	9/20/2023	12,304
USD	4,477,161	MXN	76,406,541	UBS AG	10/20/2023	31,774
USD	441,523	NZD	710,345	Goldman Sachs International	10/20/2023	17,908
USD	431,816	NZD	710,732	HSBC Bank	10/20/2023	7,971
USD	87,399	NZD	141,251	Merrill Lynch International	10/20/2023	3,163
USD	2,800,809	NZD	4,628,529	State Street Bank Corp.	10/20/2023	40,582
USD	10,782,149	NZD	17,253,868	UBS AG	10/20/2023	492,796
USD	649,142	SEK	6,949,591	Brown Brothers Harriman	10/20/2023	13,036
USD	174,956	SEK	1,867,925	JPMorgan Chase Bank N.A.	10/20/2023	3,982
USD	4,772,490	SEK	48,821,846	Merrill Lynch International	10/20/2023	303,757
USD	6,941	SGD	9,139	UBS AG	10/20/2023	166
USD	471,075	THB	16,160,224	Barclays Bank PLC	10/17/2023	7,689
USD	874,748	THB	30,154,738	JPMorgan Chase Bank N.A.	9/12/2023	12,999
USD	26,816	TWD	836,900	Citibank N.A.	11/02/2023	346
						$3,591,373
Liability Derivatives
AUD	310,148	USD	203,686	Deutsche Bank AG	10/20/2023	$(2,396)
AUD	1,306,419	USD	888,468	JPMorgan Chase Bank N.A.	10/20/2023	(40,585)
AUD	448,034	USD	305,565	UBS AG	10/20/2023	(14,786)
BRL	2,231,197	USD	458,594	Barclays Bank PLC	9/01/2023	(8,033)
BRL	1,930,365	USD	389,087	Barclays Bank PLC	12/04/2023	(4,185)
BRL	4,050,224	USD	822,898	Citibank N.A.	9/05/2023	(5,010)
BRL	4,050,224	USD	820,666	Citibank N.A.	12/04/2023	(13,079)
BRL	1,855,806	USD	383,704	Goldman Sachs International	9/05/2023	(8,949)
BRL	2,194,418	USD	443,183	JPMorgan Chase Bank N.A.	9/05/2023	(49)
CAD	2,050,247	USD	1,558,872	JPMorgan Chase Bank N.A.	10/20/2023	(40,476)
CAD	2,565,092	USD	1,949,441	State Street Bank Corp.	10/20/2023	(49,757)
CNH	16,796,811	USD	2,368,596	State Street Bank Corp.	10/20/2023	(55,443)
CNH	1,566,882	USD	220,956	UBS AG	10/20/2023	(5,174)
CZK	14,116,121	USD	663,577	HSBC Bank	10/20/2023	(28,711)
EUR	350,000	USD	385,598	Barclays Bank PLC	10/20/2023	(5,253)
EUR	797,353	USD	868,994	Brown Brothers Harriman	10/20/2023	(2,514)
EUR	5,256,752	USD	5,926,271	Citibank N.A.	10/20/2023	(213,783)
EUR	11,827	USD	13,337	Deutsche Bank AG	10/20/2023	(485)
EUR	633,792	USD	689,358	Goldman Sachs International	10/20/2023	(619)
EUR	512,156	USD	563,413	HSBC Bank	10/20/2023	(6,855)
EUR	673,863	USD	734,763	JPMorgan Chase Bank N.A.	10/20/2023	(2,480)
EUR	314,715	USD	343,595	Merrill Lynch International	10/20/2023	(1,596)
EUR	102,572	USD	113,806	State Street Bank Corp.	10/20/2023	(2,342)
EUR	567,729	USD	632,095	UBS AG	10/20/2023	(15,146)
GBP	800,665	USD	1,032,968	Barclays Bank PLC	10/20/2023	(18,532)
GBP	53,878	USD	68,549	Brown Brothers Harriman	10/20/2023	(286)
GBP	192,073	USD	244,627	HSBC Bank	10/20/2023	(1,272)
GBP	195,219	USD	250,035	State Street Bank Corp.	10/20/2023	(2,694)
HUF	222,840,809	USD	655,125	UBS AG	9/18/2023	(23,160)
IDR	6,823,508,360	USD	448,708	Barclays Bank PLC	10/13/2023	(784)
IDR	440,309,060	USD	29,092	Citibank N.A.	11/09/2023	(192)
JPY	32,849,363	USD	232,603	Barclays Bank PLC	10/20/2023	(5,201)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
JPY	17,495,680	USD	123,993	HSBC Bank	10/20/2023	$(2,877)
JPY	27,397,149	USD	192,572	JPMorgan Chase Bank N.A.	10/20/2023	(2,913)
JPY	763,573,858	USD	5,558,416	State Street Bank Corp.	10/20/2023	(272,504)
JPY	114,604,123	USD	795,940	UBS AG	10/20/2023	(2,581)
KRW	167,936,074	USD	132,051	Barclays Bank PLC	9/20/2023	(4,895)
KRW	2,517,769,786	USD	1,919,968	Barclays Bank PLC	10/05/2023	(11,989)
NOK	77,081	USD	7,732	Goldman Sachs International	10/20/2023	(472)
NZD	617,936	USD	385,500	Brown Brothers Harriman	10/20/2023	(16,994)
NZD	128,690	USD	80,446	State Street Bank Corp.	10/20/2023	(3,702)
SEK	18,804,060	USD	1,780,537	Brown Brothers Harriman	10/20/2023	(59,374)
SEK	3,477,639	USD	335,409	Citibank N.A.	10/20/2023	(17,096)
SEK	21,944,839	USD	2,034,307	Goldman Sachs International	10/20/2023	(25,665)
SEK	448,000	USD	43,782	State Street Bank Corp.	10/20/2023	(2,776)
SGD	81,797	USD	62,123	State Street Bank Corp.	10/20/2023	(1,477)
THB	29,888,677	USD	871,263	Barclays Bank PLC	10/17/2023	(14,221)
THB	16,018,061	USD	464,662	JPMorgan Chase Bank N.A.	9/12/2023	(6,905)
TWD	568,891	USD	18,228	Citibank N.A.	11/02/2023	(235)
USD	60,233	BRL	300,832	Barclays Bank PLC	9/01/2023	(516)
USD	397,517	CNH	2,891,000	Barclays Bank PLC	10/20/2023	(613)
USD	242,509	CNH	1,765,000	Citibank N.A.	10/20/2023	(556)
USD	446,324	CNH	3,245,000	Goldman Sachs International	10/20/2023	(557)
USD	662,361	CZK	14,740,796	Deutsche Bank AG	10/20/2023	(600)
USD	2,329,545	EUR	2,152,345	Barclays Bank PLC	10/20/2023	(9,399)
USD	428,560	EUR	396,910	Deutsche Bank AG	10/20/2023	(2,760)
USD	624,692	HUF	221,806,171	Goldman Sachs International	10/20/2023	(467)
USD	85,172	MXN	1,475,599	UBS AG	10/20/2023	(680)
USD	572,396	SEK	6,312,998	JPMorgan Chase Bank N.A.	10/20/2023	(5,441)
						$(1,048,092)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	183	$13,775,114	September – 2023	$34,384
Canadian Treasury Bond 5 yr	Long	CAD	45	3,659,747	December – 2023	12,188
Euro-Bobl 5 yr	Long	EUR	70	8,813,276	September – 2023	49,878
Euro-BTP 10 yr	Long	EUR	6	754,188	September – 2023	9,389
Euro-Bund 10 yr	Long	EUR	30	4,332,739	September – 2023	1,972
Euro-Schatz 2 yr	Short	EUR	192	21,885,490	September – 2023	70,360
Japan Government Bond 10 yr	Short	JPY	6	6,054,641	September – 2023	52,279
Long Gilt 10 yr	Long	GBP	29	3,510,972	December – 2023	46,193
U.S. Treasury Ultra Note 10 yr	Long	USD	67	7,779,328	December – 2023	101,834
						$378,477
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	15	$1,324,489	December – 2023	$(6,817)
Euro-Buxl 30 yr	Long	EUR	1	145,086	September – 2023	(328)
U.S. Treasury Bond 30 yr	Short	USD	3	365,063	December – 2023	(3,573)
U.S. Treasury Note 10 yr	Short	USD	81	8,993,531	December – 2023	(85,015)
U.S. Treasury Note 2 yr	Short	USD	87	17,731,008	December – 2023	(50,551)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Note 5 yr	Short	USD	264	$28,227,375	December – 2023	$(209,089)
U.S. Treasury Ultra Bond 30 yr	Short	USD	90	11,652,187	December – 2023	(169,890)
						$(525,263)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
1/01/26	BRL	2,900,000	centrally cleared	11.095% / At Maturity	Average Daily BZDIOVRA / At Maturity	$6,851	$—	$6,851
1/02/26	BRL	2,900,000	centrally cleared	10.48% / At Maturity	Average Daily BZDIOVRA / At Maturity	833	—	833
						$7,684	$—	$7,684
Liability Derivatives
Interest Rate Swaps
1/04/27	BRL	3,000,000	centrally cleared	10.3625% / At Maturity	Average Daily BZDIOVRA / At Maturity	$(1,143)	$—	$(1,143)
9/20/28	CNY	13,200,000	centrally cleared	2.265% / Quarterly	CFRR / Quarterly	(16,028)	—	(16,028)
						$(17,171)	$—	$(17,171)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/28	EUR	130,000	Barclays Bank PLC	5.00% / Quarterly	(1)	$2,830	$18,305	$21,135
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore PLC, 1.75%, 3/17/25, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American

Portfolio of Investments (unaudited) – continued
corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At August 31, 2023, the fund had cash collateral of $10,000 and other liquid securities with an aggregate value of $2,343,528 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of August 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$219,045	$219,045
Luxembourg	—	155,532	—	155,532
United Kingdom	—	1,552	—	1,552
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	51,494,993	—	51,494,993
Non - U.S. Sovereign Debt	—	83,683,406	—	83,683,406
Municipal Bonds	—	1,421,919	—	1,421,919
U.S. Corporate Bonds	—	166,657,690	—	166,657,690
Residential Mortgage-Backed Securities	—	6,353,595	—	6,353,595
Commercial Mortgage-Backed Securities	—	4,964,949	—	4,964,949
Asset-Backed Securities (including CDOs)	—	5,503,446	—	5,503,446
Foreign Bonds	—	52,493,751	—	52,493,751
Mutual Funds	5,543,999	—	—	5,543,999
Total	$5,543,999	$372,730,833	$219,045	$378,493,877
Other Financial Instruments
Futures Contracts – Assets	$378,477	$—	$—	$378,477
Futures Contracts – Liabilities	(525,263)	—	—	(525,263)
Forward Foreign Currency Exchange Contracts – Assets	—	3,591,373	—	3,591,373
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,048,092)	—	(1,048,092)
Swap Agreements – Assets	—	28,819	—	28,819
Swap Agreements – Liabilities	—	(17,171)	—	(17,171)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/22	$350,583
Realized gain (loss)	104,492
Change in unrealized appreciation or depreciation	(131,538)
Sales	(104,492)
Balance as of 8/31/23	$219,045
The net change in unrealized appreciation or depreciation from investments held as level 3 at August 31, 2023 is $(33,886). At August 31, 2023, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,670,335	$129,605,457	$130,732,897	$843	$261	$5,543,999
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$284,593	$—

Supplemental Information (unaudited) – continued
(3) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.